UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09090

AMERISTOCK MUTUAL FUND, INC.

(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California 94502

(Address of principal executive offices) (Zip code)

Nicholas D. Gerber

1320 Harbor Bay Parkway, Suite 145

Alameda, California 94502

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-3336

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Item 1 – Schedule of Investments.

AMERISTOCK
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
					Market Value
Industry		Company	Symbol	Shares

Common Stocks 95.91%

Capital Markets	2.25%	State Street Corp.	STT	129,000	$4,148,640

Commercial Banks	2.71%	PNC Financial Services Group Inc.	PNC	104,000	5,011,760

Communications Equipment	3.13%	Cisco Systems Inc.	CSCO	373,000	5,777,770

Computers & Peripherals	3.31%	Dell Inc.(a)	DELL	432,000	6,112,800

Diversified Financial Services	4.22%	CitiGroup Inc.	C	128,400	3,289,608
		JPMorgan Chase & Co.	JPM	150,000	4,518,000

Diversified Telecommunications	3.16%	AT&T Inc.	T	205,000	5,846,600

Electrical Utilities	6.75%	Edison International	EIX	173,000	6,617,250
		PPL Corp.	PPL	205,000	5,850,700

Electronic Equipment Instruments & Components	2.27%	Corning Inc.	GLW	340,000	4,202,400

Energy Equipment & Services	2.43%	Schlumberger Ltd.	SLB	75,000	4,479,750

Health Care Providers & Services	5.85%	CIGNA Corp.	CI	127,000	5,326,380
		UnitedHealth Group Inc.	UNH	119,000	5,488,280

Household Products	3.60%	Colgate-Palmolive Co.	CL	75,000	6,651,000

Industrial Conglomerates	2.80%	General Electric Co.	GE	340,000	5,181,600

Insurance	13.67%	The Allstate Corp.	ALL	194,000	4,595,860
		ACE Ltd.	ACE	98,000	5,938,800
		Aon Corp.	AON	132,000	5,541,360
		Loews Corp.	L	151,000	5,217,050
		MetLife Inc.	MET	142,000	3,977,420

IT Services	3.88%	International Business Machines Corp.	IBM	41,000	7,176,230

Leisure Equipment & Products	2.96%	Mattel Inc.	MAT	211,000	5,462,790

Media	2.68%	Time Warner, Inc.	TWX	165,000	4,945,050

Multi-Utilities	3.23%	Sempra Energy	SRE	116,000	5,974,000

Oil Gas & Consumable Fuels	6.21%	ConocoPhillips	COP	85,000	5,382,200
		Exxon Mobil Corp.	XOM	84,000	6,100,920

Pharmaceuticals	2.96%	Johnson & Johnson	JNJ	86,000	5,479,060

Semiconductors	5.95%	Intel Corp.	INTC	275,000	5,865,750
		NVIDIA Corp.(a)	NVDA	411,000	5,137,500

Software	6.07%	Microsoft Corp.	MSFT	230,000	5,724,700
		Oracle Corp.	ORCL	191,000	5,489,340

Industry		Company	Symbol	Shares	Market Value
Specialty Retail	5.82%	LVMH Moet Hennessy Louis Vuitton SA	LVMHF	38,000	$5,095,420
		TJX Cos. Inc.	TJX	102,000	5,657,940
TOTAL COMMON STOCKS	95.91%	(Cost $187,178,446)			$177,263,928
Total Investments	95.91%	(Cost $187,178,446)			$177,263,928
Other Assets in Excess of Liabilities	4.09%				7,556,496
NET ASSETS	100.00%	Equivalent to $32.48 per share on 5,690,851 shares of Capital Stock Outstanding			$184,820,424

(a) Non-Income Producing Security

See Notes to Quarterly Schedule of Investments.

AMERISTOCK FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Ameristock Mutual Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, organized as a corporation under the laws of the State of Maryland on June 15, 1995. The Fund’s investment objective is to seek total return through capital appreciation and current income by investing primarily in equity securities. The Fund pursues its investment objective principally by investing in common stock, focusing on large capitalization companies headquartered in the United States. The authorized capital stock of the Fund consists of 100 million shares of common stock, par value $.005 per share.

SECURITY VALUATION

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (NYSE). If on a particular day an exchange-listed security does not trade, then the mean between the closing bid and asked prices will be used. In the case of securities listed on more than one national securities exchange the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded will be/is used. If there were no sales on that exchange, the last quoted sale on the other exchange should be used.

For securities that are traded on the NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Debt securities are valued by using market quotations or a matrix method provided by the Fund’s pricing service. If prices are not available from the pricing service, then quotations will be obtained from broker/dealers and the securities will be valued at the mean of provided prices.

Securities having a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available, when securities are illiquid, or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.

Security transactions are recorded on the dates the transactions are entered, which is the trade date.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

The net unrealized appreciation/depreciation of investments based on federal tax cost as of September 30, 2011 was as follows:

Gross Appreciation (excess of value over tax cost)	$12,693,610
Gross Depreciation (excess of tax cost over value)	($22,608,128)

Net Unrealized Appreciation	($9,914,518)

Cost of Investments for Income Tax Purposes	$187,178,446

3. FAIR VALUE MEASUREMENT

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$177,263,928	$–	$–	$177,263,928
Short -Term Bank Debt Instruments	$–	$–	$–	$–
TOTAL	$177,263,928	$–	$–	$177,263,928

*For detailed descriptions of industries, see the accompanying Schedule of Investments.

Item 2 - Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

A certification of the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERISTOCK MUTUAL FUND, INC.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	November 21, 2011